SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Assumptions Using the Binomial Option Pricing Model	The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2021, 2022 and 2023.
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
Risk free rate of interest	0.84%~1.61%	n/a	n/a
Volatility	113.60%~116%	n/a	n/a
Dividend yield	—	n/a	n/a
Exercise multiples	2.2	n/a	n/a
Life of option (years)	5	n/a	n/a

Schedule of Activity in Share Options	The activity in share options is set out below:
	Number of	Weighted Average Exercise	Weighted Average Grant-date
	Options	Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2021	20,049,284	8.82	42.57
Granted	—	—	—
Exercised	(4,142,985)	0.00	27.02
Forfeited	(6,996,980)	9.31	72.27
Outstanding as of December 31, 2022	8,909,319	17.61	31.02
Granted	—	—	—
Exercised	—	—	—
Forfeited	(646,300)	14.72	74.32
Outstanding as of December 31, 2023	8,263,019	17.83	29.39

Schedule of Share Options Outstanding	The following table summarizes information with respect to share options outstanding as of December 31, 2023:
	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
		Remaining		Remaining
Exercise Price	Number Outstanding	Contractual Life	Number Outstanding	Contractual Life
RMB
0.00	33,000	—	33,000	—
0.06	442,521	—	442,521	—
6.74	500,000	3.23	150,000	3.23
7.78	466,000	—	466,000	—
14.32	178,900	—	178,900	—
14.72	2,433,000	—	2,433,000	—
24.06	610,700	0.27	580,400	0.24
24.11	3,598,898	0.08	3,484,688	0.05
	8,263,019		7,768,509

Schedule of Share Based Compensation Recognized Share Options Granted	A summary of share-based compensation recognized related to share options granted and ordinary shares issued is as follows:
	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	52,338	5,329	(71,940)